Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net revenue	$ 31,622	$ 24,285	$ 26,149
Net income	1,760	(438)	1,454
Statement of Financial Position [Abstract]
Total Assets	49,416	48,719
Total Liabilities	42,563	43,690
Total Equity	6,808	4,989	6,121	$ 5,068
Unconsolidated Subsidiaries and Affiliates
Income Statement [Abstract]
Net revenue	2,468	2,716	2,480
Income before taxes	354	133	71
Net income	273	50	$ 29
Statement of Financial Position [Abstract]
Total Assets	8,141	8,529
Total Liabilities	6,880	7,449
Total Equity	$ 1,261	$ 1,080